Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Other Receivables [Abstract]
Security deposit	$ 4,113	$ 4,242
GST / VAT receivable	93,901	82,812
Interest receivable on restricted cash	299,168	41,625
Funds receivable in respect to the exercise of warrants (note 22)		709,251
Other receivables	5,482
Total	$ 402,664	$ 837,930